BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of balances with interested and related parties

	Key management personnel	Other interested and related parties

Vendors	$-	$13

Other accounts payable	$547	$122

  As of December 31, 2024

	Key management personnel	Other interested and related parties

Vendors	$-	$7

Other accounts payable	$331	$110

Schedule of benefits to interested and related parties

	Year ended December 31,
	2025	2024	2023

Salary to those employed by the Company or on its behalf	$-	$-	$-

Directors’ fees to those not employed by the Company or on its behalf	$738	$453	$411

Number of individuals to whom the salary and benefits relate:
Related and interested parties employed by the Company or on its behalf	-	-	-
Directors not employed by the Company	8	9	8
	8	9	8

Schedule of share-based payment

	Year ended December 31,
	2025	2024	2023

Share-based payment to those employed by the Company or on its behalf	$374	$354	$207

Share-based payment to those not employed by the Company or on its behalf	$343	$429	$102

Schedule of transactions with interested and related parties

	Key management personnel (*)	Other interested and related parties

Research and development expenses	$-	$77
General and administrative expenses	1,119	395
	$1,119	$472

  Year ended December 31, 2024

	Key management personnel (*)	Other interested and related parties

Research and development expenses	$-	$70
General and administrative expenses	846	383
	$846	$453

  Year ended December 31, 2023

	Key management personnel (*)	Other interested and related parties

Research and development expenses	$-	$70
General and administrative expenses	801	298
	$801	$368